PGIM Jennison Financial Services Fund
Schedule of Investments  (unaudited)
as of February 28, 2026
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks
Asset Management & Custody Banks 7.5%
Acadian Asset Management, Inc.	62,186	$3,349,338
Ares Management Corp. (Class A Stock)	23,311	2,611,065
KKR & Co., Inc.	24,242	2,125,539
TPG, Inc.	61,774	2,682,227
		10,768,169
Consumer Finance 0.7%
LendingTree, Inc.*	28,109	1,050,433
Diversified Banks 22.9%
Bank of America Corp.	163,568	8,150,593
JPMorgan Chase & Co.	57,816	17,362,145
NU Holdings Ltd. (Brazil) (Class A Stock)*	156,568	2,345,389
PNC Financial Services Group, Inc. (The)	24,171	5,132,712
		32,990,839
Financial Exchanges & Data 2.8%
Moody’s Corp.	8,456	4,038,501
Insurance Brokers 5.6%
Marsh & McLennan Cos., Inc.	25,507	4,763,177
Ryan Specialty Holdings, Inc.	85,994	3,383,864
		8,147,041
Investment Banking & Brokerage 13.2%
Goldman Sachs Group, Inc. (The)	11,100	9,541,227
Houlihan Lokey, Inc.	22,482	3,681,877
LPL Financial Holdings, Inc.	6,794	2,040,782
Marex Group PLC (United Kingdom)	85,433	3,712,918
		18,976,804
Life & Health Insurance 6.5%
Lincoln National Corp.	93,415	3,204,134
MetLife, Inc.	85,115	6,134,238
		9,338,372
Mortgage REITs 1.5%
Ladder Capital Corp., REIT	215,477	2,234,496
Property & Casualty Insurance 4.8%
Chubb Ltd.	20,181	6,878,896
Regional Banks 15.2%
Ameris Bancorp	38,031	2,953,487
East West Bancorp, Inc.	22,896	2,505,967
Eastern Bankshares, Inc.	133,026	2,601,989
Enterprise Financial Services Corp.	25,855	1,476,321
First Bancorp	48,297	2,742,787
M&T Bank Corp.	19,645	4,262,572
Truist Financial Corp.	66,640	3,286,018
Wintrust Financial Corp.	14,532	2,093,480
		21,922,621

PGIM Jennison Financial Services Fund
Schedule of Investments  (unaudited) (continued)
as of February 28, 2026
Description	Shares	Value
Common Stocks (Continued)
Reinsurance 2.5%
RenaissanceRe Holdings Ltd. (Bermuda)	11,887	$3,595,342
Transaction & Payment Processing Services 15.0%
Flywire Corp.*	168,073	2,068,979
Mastercard, Inc. (Class A Stock)	17,247	8,920,321
Visa, Inc. (Class A Stock)	33,287	10,656,500
		21,645,800

Total Long-Term Investments (cost $80,739,855)		141,587,314

Short-Term Investment 2.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.787%) (cost $4,156,816)(wb)	4,156,816	4,156,816

TOTAL INVESTMENTS 101.1% (cost $84,896,671)		145,744,130
Liabilities in excess of other assets (1.1)%		(1,597,685)

Net Assets 100.0%		$144,146,445

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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